Parasnand Madho
Director
Corporate Actions & Market Watch

13003869

NYSE EURONEXT

Received SEC

DEC 18 2013

Washington, DC 20549
CERT NYS
File No. 001-02979

December 18, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WELLS FARGO & COMPANY, Depositary Shares, each representing a 1/1,000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series R of Wells Fargo & Company, no par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 18, 2013. Tentative listing date – December 19, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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